SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Net Revenues by Geographic Region

The following table summarizes the Group’s net revenues by geographic region based on the location of the customers:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Germany	4,706,767	2,652,159	1,489,499	239,081
USA	436,747	859,290	513,163	82,368
The PRC	612,695	599,247	382,469	61,391
India	—	136,249	263,228	42,251
South Korea	6,768	76,954	260,887	41,875
Japan	83	13,508	248,047	39,814
Italy	572,420	358,121	149,196	23,948
Greece	19,226	44,938	80,381	12,902
France	94,694	303,328	62,507	10,033
Belgium	83,431	132,932	44,941	7,214
Australia	407,261	448,498	27,773	4,458
Spain	131,166	152,133	7,043	1,130
Canada	92,063	157,650	1,506	242
Netherlands	—	330,920	—	—
The Czech Republic	165,906	785	—	—
Others	219,318	149,773	147,740	23,713

Total net revenue	7,548,545	6,416,485	3,678,380	590,420

Total Net Revenue by Major Customers

The customers that accounted for 10% or more of total net revenue for the year ended December 31, 2010 and 2011 are as follows:

	For the year ended December 31,
	2010	2011
	(RMB’000)	(RMB’000)

Schueco International KG	2,526,512	967,398
MEMC Singapore Pte Ltd.	*	695,680

*	Less than 10%